SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 5 (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096,000
Land	901,859,000
Buildings Improvements	2,533,704,000
Total Adjustment to Basis	(63,637,000)
Gross Amount at Which Carried	3,371,926,000	$ 2,530,311,000	$ 4,444,041,000	$ 4,564,592,000
Accumulated Depreciation	298,364,000	$ 243,122,000	$ 385,245,000	$ 334,476,000
Take 5: | Hereford, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	50,000
Buildings Improvements	995,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,045,000
Accumulated Depreciation	1,000
Take 5: | Irving, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	120,000
Buildings Improvements	445,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	565,000
Accumulated Depreciation	1,000
Take 5: | Irving, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	210,000
Buildings Improvements	818,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,028,000
Accumulated Depreciation	1,000
Take 5: | Lubbock, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	151,000
Buildings Improvements	1,428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,579,000
Accumulated Depreciation	2,000
Take 5: | Midland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	192,000
Buildings Improvements	1,861
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,053,000
Accumulated Depreciation	2,000
Take 5: | Mineral Wells, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	131,000
Buildings Improvements	1,263,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,394,000
Accumulated Depreciation	1,000
Target Center: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	3,234,000
Buildings Improvements	7,297,000
Total Adjustment to Basis	(651,000)
Gross Amount at Which Carried	9,880,000
Accumulated Depreciation	394,000
Terrell Mill Village: | Marieta, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,079,000
Buildings Improvements	11,185,000
Total Adjustment to Basis	14,000
Gross Amount at Which Carried	14,278,000
Accumulated Depreciation	2,205,000
TGI Friday's: | Cheseapeake, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,217,000
Buildings Improvements	1,388,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,605,000
Accumulated Depreciation	242,000
TGI Friday's: | Wilmington, DE
Real Estate and Accumulated Depreciation [Line Items]
Land	1,685,000
Buildings Improvements	969,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,654,000
Accumulated Depreciation	172,000
The Center at Hobbs Brook: | Sturbridge, MA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,500,000
Land	11,241,000
Buildings Improvements	29,152,000
Total Adjustment to Basis	1,502,000
Gross Amount at Which Carried	41,895,000
Accumulated Depreciation	4,655,000
The Market at Clifty Crossing: | Columbus, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	2,669,000
Buildings Improvements	16,308,000
Total Adjustment to Basis	113,000
Gross Amount at Which Carried	19,090,000
Accumulated Depreciation	4,509,000
The Market at Polaris: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	11,828,000
Buildings Improvements	41,702,000
Total Adjustment to Basis	(36,715,000)
Gross Amount at Which Carried	16,815,000
Accumulated Depreciation	284,000
The Marquis: | Williamsburg, VA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,556,000
Land	2,615,000
Buildings Improvements	11,406,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	14,021,000
Accumulated Depreciation	2,609,000
The Plant: | San Jose, CA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	123,000,000
Land	67,596,000
Buildings Improvements	108,203,000
Total Adjustment to Basis	583,000
Gross Amount at Which Carried	176,382,000
Accumulated Depreciation	24,218,000
The Ridge at Turtle Creek: | Hattiesburg, MS
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	9,900,000
Land	2,749,000
Buildings Improvements	12,434,000
Total Adjustment to Basis	(3,482,000)
Gross Amount at Which Carried	11,701,000
Accumulated Depreciation	267,000
Tire Kingdom: | Bluffton, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	645,000
Buildings Improvements	1,688,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,333,000
Accumulated Depreciation	235,000
Tire Kingdom: | Summerville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,208,000
Buildings Improvements	1,233,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,441,000
Accumulated Depreciation	178,000
Tire Kingdom & Starbucks: | Mount Pleasant, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,400,000
Land	1,291,000
Buildings Improvements	3,149,000
Total Adjustment to Basis	(502,000)
Gross Amount at Which Carried	3,938,000
Accumulated Depreciation	154,000
Tractor Supply: | Ashland, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	500,000
Buildings Improvements	2,696,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,196,000
Accumulated Depreciation	510,000
Tractor Supply: | Augusta, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	407,000
Buildings Improvements	2,315,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,722,000
Accumulated Depreciation	430,000
Tractor Supply: | Blytheville, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	780,000
Buildings Improvements	2,660,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,440,000
Accumulated Depreciation	4,000
Tractor Supply: | Cambridge, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	807,000
Buildings Improvements	1,272,000
Total Adjustment to Basis	28,000
Gross Amount at Which Carried	2,107,000
Accumulated Depreciation	339,000
Tractor Supply: | Canon City, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	597,000
Buildings Improvements	2,527,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,124,000
Accumulated Depreciation	513,000
Tractor Supply: | Carlyle, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	707,000
Buildings Improvements	2,386,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,093,000
Accumulated Depreciation	4,000
Tractor Supply: | Fortuna, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	568,000
Buildings Improvements	3,819,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,387,000
Accumulated Depreciation	675,000
Tractor Supply: | Logan, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	597,000
Buildings Improvements	3,232,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,829,000
Accumulated Depreciation	4,000
Tractor Supply: | Lumberton, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	611,000
Buildings Improvements	2,007,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,618,000
Accumulated Depreciation	438,000
Tractor Supply: | Marion, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,536,000
Buildings Improvements	1,099,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,635,000
Accumulated Depreciation	216,000
Tractor Supply: | Midland, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	865,000
Buildings Improvements	2,182,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,047,000
Accumulated Depreciation	3,000
Tractor Supply: | Monticello, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	448,000
Buildings Improvements	1,916,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,364,000
Accumulated Depreciation	415,000
Tractor Supply: | Shelbyville, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	586,000
Buildings Improvements	2,576,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,162,000
Accumulated Depreciation	4,000
Tractor Supply: | South Hill, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	630,000
Buildings Improvements	2,179,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,809,000
Accumulated Depreciation	445,000
Tractor Supply: | Weaverville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	867,000
Buildings Improvements	3,138,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,005,000
Accumulated Depreciation	624,000
Tractor Supply: | Woodward, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	446,000
Buildings Improvements	1,973,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,419,000
Accumulated Depreciation	402,000
Tractor Supply: | Asheville, NC
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Tractor Supply: | Wilmington, NC
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Trader Joe's: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,308,000
Buildings Improvements	2,597,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,905,000
Accumulated Depreciation	594,000
Trader Joe's: | Asheville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,770,000
Buildings Improvements	3,766,000
Gross Amount at Which Carried	6,536,000
Accumulated Depreciation	744,000
Trader Joe's: | Wilmington, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,016,000
Buildings Improvements	2,519,000
Gross Amount at Which Carried	4,535,000
Accumulated Depreciation	630,000
Turfway Crossing: | Florence, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,280,000
Land	2,261,000
Buildings Improvements	10,323,000
Total Adjustment to Basis	418,000
Gross Amount at Which Carried	13,002,000
Accumulated Depreciation	2,180,000
Ulta Salon: | Albany, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	441,000
Buildings Improvements	1,757,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,198,000
Accumulated Depreciation	313,000
Ulta Salon: | Greeley, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	596,000
Buildings Improvements	2,035,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,631,000
Accumulated Depreciation	315,000
United Oil: | Bellflower, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,246,000
Buildings Improvements	788,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,034,000
Accumulated Depreciation	125,000
United Oil: | Brea, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,393,000
Buildings Improvements	658,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,051,000
Accumulated Depreciation	104,000
United Oil: | Carson, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,354,000
Buildings Improvements	4,821,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,175,000
Accumulated Depreciation	6,000
United Oil: | El Cajon, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,533,000
Buildings Improvements	568,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,101,000
Accumulated Depreciation	90,000
United Oil: | El Cajon, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,225,000
Buildings Improvements	368,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,593,000
Accumulated Depreciation	58,000
United Oil: | El Monte, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	766,000
Buildings Improvements	510,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,276,000
Accumulated Depreciation	80,000
United Oil: | Escondido, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,514,000
Buildings Improvements	1,062,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,576,000
Accumulated Depreciation	168,000
United Oil: | Fallbrook, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,266,000
Buildings Improvements	3,458,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,724,000
Accumulated Depreciation	4,000
United Oil: | Glendale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,871,000
Buildings Improvements	795,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,666,000
Accumulated Depreciation	126,000
United Oil: | Harbor City, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,359,000
Buildings Improvements	3,047,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,406,000
Accumulated Depreciation	3,000
United Oil: | Hawthorne, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	896,000
Buildings Improvements	1,764,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,660,000
Accumulated Depreciation	2,000
United Oil: | Inglewood, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,809,000
Buildings Improvements	878,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,687,000
Accumulated Depreciation	139,000
United Oil: | La Habra, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,971,000
Buildings Improvements	571,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,542,000
Accumulated Depreciation	90,000
United Oil: | Lakewood, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,499,000
Buildings Improvements	2,400,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,899,000
Accumulated Depreciation	3,000
United Oil: | Lawndale, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,462,000
Buildings Improvements	862,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,324,000
Accumulated Depreciation	136,000
United Oil: | Long Beach, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,088,000
Buildings Improvements	2,582,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,670,000
Accumulated Depreciation	3,000
United Oil: | Long Beach, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,778,000
Buildings Improvements	883,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,661,000
Accumulated Depreciation	140,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,334,000
Buildings Improvements	717,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,051,000
Accumulated Depreciation	113,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,552,000
Buildings Improvements	1,242,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,794,000
Accumulated Depreciation	196,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,745,000
Buildings Improvements	669,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,414,000
Accumulated Depreciation	106,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,930,000
Buildings Improvements	428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,358,000
Accumulated Depreciation	68,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,927,000
Buildings Improvements	1,484,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,411,000
Accumulated Depreciation	235,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,182,000
Buildings Improvements	701,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,883,000
Accumulated Depreciation	111,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,435,000
Buildings Improvements	2,614,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,049,000
Accumulated Depreciation	3,000
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,016,000
Buildings Improvements	3,486,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,502,000
Accumulated Depreciation	4,000
United Oil: | Madera, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,500,000
Buildings Improvements	3,804,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,304,000
Accumulated Depreciation	265,000
United Oil: | Norco, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,852,000
Buildings Improvements	1,489,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,341,000
Accumulated Depreciation	235,000
United Oil: | Poway, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,072,000
Buildings Improvements	705,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,777,000
Accumulated Depreciation	111,000
United Oil: | San Clemente, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,036,000
Buildings Improvements	3,561,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,597,000
Accumulated Depreciation	4,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,362,000
Buildings Improvements	1,662,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,024,000
Accumulated Depreciation	2,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,547,000
Buildings Improvements	3,218,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,765,000
Accumulated Depreciation	4,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,409,000
Buildings Improvements	4,105,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,514,000
Accumulated Depreciation	5,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,977,000
Buildings Improvements	1,448,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,425,000
Accumulated Depreciation	229,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,877,000
Buildings Improvements	883,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,760,000
Accumulated Depreciation	139,000
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,824,000
Buildings Improvements	382,000
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,206,000
Accumulated Depreciation	$ 61,000